Commitments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of Commitments
Expense arising from insurance contracts	$ 188,413	$ 9,286	$ 164,356	$ 7,648	$ 126,376	$ 6,565
Borrowings	1,493,830		1,669,904		1,488,208
Letters Of credit facility [Member] | Bottom of range [member]
Disclosure of Commitments
Borrowings	59,479		57,855		54,781		$ 2,900	$ 2,900	$ 2,900
Bachoco USA, LLC [Member]
Disclosure of Commitments
Provisions for future non-participating benefits	107,842		$ 89,576		$ 81,737		5,258	$ 4,490	$ 4,327
Bachoco USA, LLC [Member] | Health care insurance [Member]
Disclosure of Commitments
Liabilities under insurance contracts and reinsurance contracts issued	7,179						350
Bachoco USA, LLC [Member] | Workers payments insurance [Member]
Disclosure of Commitments
Liabilities under insurance contracts and reinsurance contracts issued	$ 20,510						$ 1,000